Filed pursuant to Rule 497(e)

Registration Nos. 333-174574; 811-22563

MAIRS & POWER FUNDS TRUST

Mairs & Power Growth Fund

Mairs & Power Balanced Fund

Mairs & Power Small Cap Fund

Supplement to Statement of Additional Information (“SAI”) dated April 30, 2016

The Board of Trustees of Mairs & Power Funds Trust (the “Trust”) has appointed Robert W. Mairs to serve as Chief Compliance Officer of the Trust, effective January 1, 2017, following the resignation of Andrea C. Stimmel from her position as Chief Compliance Officer of the Trust.  Ms. Stimmel continues to serve as Treasurer of the Trust.  All references to information pertaining to Ms. Stimmel as Chief Compliance Officer of the Trust are hereby deleted.

Accordingly, the “Principal Officers Who Are Not Trustees” section of the Trustees and Officers table beginning on page 16 of the SAI is deleted in its entirety and replaced with the following:

Name (Year of birth) and Address(1)	Position(s) Held with the Trust and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES
Mark L. Henneman (1961)	President since December 31, 2014; Vice President from 2009 to 2014

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President of the Investment Adviser (January 2015 to present).

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Chief Investment Officer of the Investment Adviser (January 2015 to present).

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Executive Vice President of the Investment Adviser (2012 to 2014).

•

Vice President of the Investment Adviser (2004 to 2012).

			N/A	N/A
Ronald L. Kaliebe (1952)	Vice President since 2009

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Senior Vice President of the Investment Adviser (January 2015 to present).

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Director of Fixed Income of the Investment Adviser (January 2015 to present).

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Vice President of the Investment Adviser (2001 to 2014).

			N/A	N/A
Andrew R. Adams (1972)	Vice President since 2011	• Executive Vice President of the Investment Adviser (October 2016 to present). • Vice President of the Investment Adviser (2006 to October 2016).	N/A	N/A
Andrea C. Stimmel (1967)	Treasurer since 2011; Chief Compliance Officer from 2012 to 2016	• Director of Operations and Treasurer of the Investment Adviser (2008 to present). • Chief Compliance Officer of the Investment Adviser (2012 to 2016).	N/A	N/A

Robert W. Mairs (1969)	Chief Compliance Officer and Anti- Money Laundering Officer since 2017; Assistant Chief Compliance Officer from September 2016 to December 2016

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Chief Compliance Officer of the Investment Adviser since 2017.

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Assistant Chief Compliance Office of the Investment Adviser (September 2016 to December 2016).

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General Counsel of the Investment Adviser (2015 to present).

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Shareholder and Attorney, Gray Plant Mooty (1999 to 2015).

		N/A	N/A
Collyn E. Iblings (1978)	Assistant Treasurer since September 2016

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Assistant Treasurer of the Investment Adviser (September 2016 to present).

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Mutual Fund Administration Services Manager (2015 to present).

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Assistant Vice President, Finance, and Compliance Manager (2014 to present).

•

Accounting Manager (2011 to 2014).

		N/A	N/A

(1)

Unless otherwise indicated, the mailing address of each officer is: W1520 First National Bank Building, 332 Minnesota Street, Saint Paul, MN 55101-1363.

The date of this Supplement is December 29, 2016.

Please keep this Supplement with your records.

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